Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 1,634,393	$ 1,591,601	$ 1,364,146
Cost of goods sold	(1,217,738)	(1,228,112)	(1,142,880)
Gross profit	416,655	363,489	221,266
Selling expense	(33,623)	(31,009)	(29,938)
General and administrative expense	(128,930)	(99,909)	(87,513)
Net impairment losses on financial assets	(398)	(1,224)	(3,711)
Fair value loss on sale of accounts receivable, net	(4,620)	(6,113)	(3,041)
Other operating income/(loss), net	2,304	402	(21)
Operating income	251,388	225,636	97,042
Finance cost, net	(26,175)	(22,244)	(19,078)
Income from associate	0	0	272
Foreign exchange gain/(loss), net	20,846	(11,981)	19,990
Derivative financial instrument (loss)/gain, net	(22,441)	10,967	(18,534)
Income before income taxes	223,618	202,378	79,692
Income tax expense	(57,544)	(47,134)	(16,971)
Net income	$ 166,074	$ 155,244	$ 62,721
Earnings per share of common stock:
Basic earnings per share (in usd per share)	$ 0.95	$ 0.89	$ 0.36
Diluted earnings per share (in usd per share)	$ 0.95	$ 0.89	$ 0.36
Weighted average number of common stock - basic (in shares)	175,362,465	175,362,465	175,362,465
Weighted average number of common stock - diluted (in shares)	175,362,465	175,362,465	175,362,465